SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH MAY 2003

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

05-01    GF     1700     4.2600       5.47	       Weeden & Co.
05-02   " "     1400     4.2950       5.49              " "
05-05   " "      800     4.3800       5.61		  " "
05-06   " "     1000     4.4230       5.69		  " "
05-07   " "      700     4.4100       5.67              " "
05-08   " "     3500     4.3800       5.57              " "
05-09   " "     1500     4.4000       5.67              " "
05-12   " "      500     4.4500       5.71              " "
05-13   " "     1000     4.4600       5.74              " "
05-14   " "      800     4.5200       5.73              " "
05-15   " "      200     4.5400       5.77              " "
05-16   " "     1000     4.5500       5.82              " "
05-19   " "      700     4.4300       5.78              " "
05-20   " "     2000     4.4435       5.76              " "
05-21   " "      600     4.4500       5.71              " "
05-22   " "      700     4.4900       5.79              " "
05-23   " "     1500     4.4800       5.85              " "
05-27   " "     6500     4.4569       5.93              " "
05-28   " "     5000     4.6478       5.99              " "
05-29   " "     2500     4.6984       6.06              " "
05-30   " "    12000     4.6726       6.12              " "



The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          6/3/03